UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07641
                                                    ---------------------------

                      Advantage Advisers Augusta Fund, LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

         Registrant's telephone number, including area code: 212-667-4225
                                                            --------------------

                      Date of fiscal year end: December 31
                                              -------------------

                    Date of reporting period: March 31, 2008
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                  MARCH 31, 2008
 SHARES                                                               VALUE
 ------                                                               -----
            INVESTMENT IN SECURITIES - 58.54%
            COMMON STOCK - 58.51%
            UNITED STATES - 58.51%
              AGRICULTURAL OPERATIONS - 6.55%
 51,675         Archer-Daniels Midland Co.                    (a)   $  2,126,943
 18,675         Bunge, Ltd.                                   (a)      1,622,484
                                                                    ------------
                                                                       3,749,427
                                                                    ------------
              ALTERNATIVE WASTE TECHNOLOGY - 2.93%
111,319         Calgon Carbon Corp. *                         (a)      1,675,351
                                                                    ------------
              COMMERCIAL SERVICES - FINANCE - 2.69%
 50,155         Wright Express Corp.*                         (a)      1,541,263
                                                                    ------------
              ELECTRONIC COMPONENTS - SEMICONDUCTORS - 6.91%
 49,825         Intel Corp.                                            1,055,294
 40,855         MEMC Electronic Materials, Inc.*              (a)      2,896,619
                                                                    ------------
                                                                       3,951,913
                                                                    ------------
              ELECTRONIC FORMS - 2.27%
 36,425         Adobe Systems, Inc.*                          (a)      1,296,366
                                                                    ------------
              FILTRATION / SEPARATION PRODUCTS - 0.92%
 15,060         Pall Corp.                                    (a)        528,154
                                                                    ------------
              GOLD MINING - 5.10%
 64,438         Newmont Mining Corp.                          (a)      2,919,041
                                                                    ------------
              INSTRUMENTS - SCIENTIFIC - 1.77%
 46,509         FEI Co.*                                      (a)      1,015,292
                                                                    ------------
              MEDICAL - BIOMEDICAL / GENETICS - 7.72%
 25,959         Illumina, Inc.*                               (a)      1,970,288
 58,303         Lifecell Corp.*                               (a)      2,450,475
                                                                    ------------
                                                                       4,420,763
                                                                    ------------
              MEDICAL INSTRUMENTS - 4.28%
100,333         Cepheid, Inc.                                 (a)      2,447,122
                                                                    ------------
              REGISTERED INVESTMENT COMPANY - 0.75%
  4,775         Streettracks Gold Trust*                                 431,708
                                                                    ------------

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------

                                                                  MARCH 31, 2008
 SHARES                                                               VALUE
 ------                                                               -----

            INVESTMENT IN SECURITIES - (CONTINUED)
            COMMON STOCK - (CONTINUED)
            UNITED STATES - (CONTINUED)
              RETAIL - APPAREL / SHOES - 5.73%
 43,700         Coach, Inc.*                                  (a)   $  1,317,555
 19,150         Guess?, Inc.                                  (a)        775,000
  9,675         Jones Apparel Group, Inc.                                129,839
 13,925         Nordstrom, Inc.                                          453,955
 19,175         Urban Outfitters, Inc.*                       (a)        601,136
                                                                    ------------
                                                                       3,277,485
                                                                    ------------
              RETAIL - DISCOUNT - 4.42%
  7,400         Family Dollar Stores, Inc.                               144,300
 47,027         Target Corp.                                  (a)      2,383,328
                                                                    ------------
                                                                       2,527,628
                                                                    ------------
              RETAIL - MAJOR DEPARTMENT STORE - 2.29%
 34,750         J.C. Penney Co., Inc.                         (a)      1,310,423
                                                                    ------------
              THERAPEUTICS - 0.65%
 15,175         Alnylam Pharmaceuticals, Inc.*                (a)        370,270
                                                                    ------------
              WATER TREATMENT SYSTEMS - 3.53%
 95,553         Nalco Holding Co.                             (a)      2,020,945
                                                                    ------------
            TOTAL COMMON STOCK (COST $34,329,066)                   $ 33,483,151
                                                                    ------------

 CONTRACTS

            WARRANTS - 0.03%

            UNITED STATES - 0.03%
              MEDICAL - NURSING HOMES - 0.03%
 34,000         Sun Healthcare Group, Inc.*                         $     16,660
                                                                    ------------
              THERAPEUTICS - 0.00%
      1         Via Pharmaceuticals, Inc.*                                     0
                                                                    ------------
            TOTAL WARRANTS (COST $0)                                $     16,660
                                                                    ------------

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONCLUDED)
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                  MARCH 31, 2008
                                                                        VALUE
                                                                        -----
            INVESTMENT IN SECURITIES - (CONCLUDED)

            TOTAL INVESTMENT IN SECURITIES
              (COST $34,329,066) - 58.54%                           $ 33,499,811
                                                                    ------------

            OTHER ASSETS, LESS LIABILITIES - 41.46% **                23,726,746
                                                                    ------------

            NET ASSETS - 100.00%                                    $ 57,226,557
                                                                    ============

*    Non-income producing security.

** Includes $27,864,801 invested in a PNC Bank Money Market Account, which is 48.69% of net assets.

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                  MARCH 31, 2008
   SHARES                                                              VALUE
   ------                                                              -----

            SECURITIES SOLD, NOT YET PURCHASED - (46.10%)
            COMMON STOCK - (46.10%)
            UNITED STATES - (43.42%)
              COATINGS / PAINT - (1.74%)
 19,522          Sherwin-Williams Co.                               $  (996,403)
                                                                    -----------
              COMMERCIAL BANKS - CENTRAL U.S. - (1.34%)
 26,700          Prosperity Bancshares, Inc.                           (765,222)
                                                                    -----------
              COMMERCIAL BANKS - SOUTHERN U.S. - (0.88%)
 19,756          First Horizon National Corp.                          (276,782)
 11,350          Regions Financial Corp.                               (224,162)
                                                                    -----------
                                                                       (500,944)
                                                                    -----------
              COMMERCIAL BANKS - WESTERN U.S. - (3.46%)
 33,697          First Community Bancorp., Inc.                        (904,764)
 23,651          Zions Bancorporation                                (1,077,303)
                                                                    -----------
                                                                     (1,982,067)
                                                                    -----------
              COMPUTERS - (2.65%)
 76,255          Dell, Inc.                                          (1,519,000)
                                                                    -----------
              FINANCE - CREDIT CARD - (1.76%)
 22,975          American Express Co.                                (1,004,467)
                                                                    -----------
              FINANCE - INVESTMENT BANKER / BROKER - (4.08%)
 45,025          E*Trade Financial Corp.                               (173,797)
 14,350          Merrill Lynch & Co., Inc.                             (584,619)
 34,450          Morgan Stanley                                      (1,574,365)
                                                                    -----------
                                                                     (2,332,781)
                                                                    -----------
              HOSPITAL BEDS / EQUIPMENT - (2.58%)
31,895          Kinetic Concepts, Inc.                               (1,474,506)
                                                                    -----------
              MEDICAL PRODUCTS - (0.60%)
13,400          Mentor Corp.                                           (344,648)
                                                                    -----------

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

(UNAUDITED)
--------------------------------------------------------------------------------

                                                                  MARCH 31, 2008
 SHARES                                                                VALUE
 ------                                                                -----
            SECURITIES SOLD, NOT YET PURCHASED - (CONTINUED)
            COMMON STOCK - (CONTINUED)
            UNITED STATES - (CONTINUED)
              OIL COMPANIES - INTEGRATED - (0.64%)
  5,025         Occidental Petroleum Corp.                          $  (367,679)
                                                                    -----------
              REAL ESTATE MANAGEMENT / SERVICES - (0.22%)
 57,998         Tarragon Corp.                                         (124,696)
                                                                    -----------
              REGISTERED INVESTMENT COMPANY - (7.29%)
 13,400         Energy Select Sector SPDR Fund                         (992,404)
 11,050         Oil Service HOLDRs Trust                             (1,953,640)
 13,400         Retail HOLDRs Trust                                  (1,228,110)
                                                                    -----------
                                                                     (4,174,154)
                                                                    -----------
              RENTAL AUTO / EQUIPMENT - (1.55%)
 73,650         Hertz Global Holdings, Inc.                            (888,219)
                                                                    -----------
              RETAIL - APPAREL / SHOES - (1.48%)
 19,125         J Crew Group, Inc.                                     (844,751)
                                                                    -----------
              RETAIL - RESTAURANTS - (3.18%)
 32,350         Darden Restaurants, Inc.                             (1,052,992)
  6,913         PF Chang's China Bistro, Inc.                          (196,606)
 15,325         Yum! Brands, Inc.                                      (570,243)
                                                                    -----------
                                                                     (1,819,841)
                                                                    -----------
              RETAIL - SPORTING GOODS - (1.24%)
 26,500         Dick's Sporting Goods, Inc.                            (709,670)
                                                                    -----------
              SUPER-REGIONAL BANKS - U.S. - (6.90%)
 22,200         Capital One Financial Corp.                          (1,092,684)
 15,175         Comerica, Inc.                                         (532,339)
 13,400         Wachovia Corp.                                         (361,800)
 67,400         Wells Fargo & Co.                                    (1,961,340)
                                                                    -----------
                                                                     (3,948,163)
                                                                    -----------

ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (CONCLUDED)
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                  MARCH 31, 2008
 SHARES                                                                VALUE
 ------                                                                -----

            SECURITIES SOLD, NOT YET PURCHASED - (CONCLUDED)
            COMMON STOCK - (CONCLUDED)
            UNITED STATES - (CONCLUDED)
              TRANSPORT - EQUIPMENT & LEASING - (1.83%)

 26,845         GATX Corp.                                         $ (1,048,834)
                                                                   ------------
            TOTAL UNITED STATES (PROCEEDS $27,642,823)              (24,846,045)
                                                                   ------------

            CANADA - (2.68%)
              COMPUTERS - (2.68%)
 13,700         Research In Motion, Ltd.                             (1,537,551)
                                                                   ------------
            TOTAL CANADA (PROCEEDS $1,345,499)                       (1,537,551)
                                                                   ------------
            TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS
               $28,988,322)                                        $(26,383,596)
                                                                   ============

================================================================================
ADVANTAGE ADVISERS AUGUSTA FUND, L.L.C.

The following is a summary of the inputs used, as of MARCH 31, 2008, in valuing the Fund's assets earned at fair value:

     ---------------------------------------------------------------------------
                                                                       OTHER
                                                     INVESTMENTS IN  FINANCIAL
      VALUATION INPUTS                                 SECURITIES   INSTRUMENTS*
     ---------------------------------------------------------------------------
      LEVEL 1 - QUOTED PRICES                          $7,099,555     $  --
     ---------------------------------------------------------------------------
      LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS    $   16,660
     ---------------------------------------------------------------------------
      LEVEL 3 - OTHER SIGNIFICANT UNOBSERVABLE INPUTS  $       --
     ---------------------------------------------------------------------------
         TOTAL                                         $7,116,215     $  --
     ---------------------------------------------------------------------------

* Other Financial Instruments includes Futures, Forwards and Swap Contacts
================================================================================

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                    Advantage Advisers Augusta Fund, LLC
            --------------------------------------------------------------------
By (Signature and Title)*       /s/ Bryan Mckigney
                          ------------------------------------------------------
                                Bryan McKigney, Principal Executive Officer
                                (principal executive officer)

Date  May 16, 2008
     ---------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*       /s/ Bryan Mckigney
                         -------------------------------------------------------
                                Bryan McKigney, Principal Executive Officer
                                (principal executive officer)

Date  May 16, 2008
     ---------------------------------------------------------------------------


By (Signature and Title)*     /s/ Vineet Bhalla
                         -------------------------------------------------------
                                Vineet Bhalla, Chief Financial Officer
                                (principal financial officer)

Date  May 16, 2008
     ---------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.